Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2015

Collection Period	31-Aug-15	30/360 Days	30	Collection Period Start	1-Aug-15
Distribution Date	15-Sep-15	Actual/360 Days	29	Collection Period End	31-Aug-15
				Prior Month Settlement Date	17-Aug-15
				Current Month Settlement Date	15-Sep-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,443,236,592.65	353,865,420.77	334,036,676.87	0.235135
Yield Supplement Overcollaterization		22,618,552.27	2,663,355.19	2,428,698.19
Total Adjusted Portfolio		1,420,618,040.38	351,202,065.58	331,607,978.68
Total Adjusted Securities		1,420,618,040.38	351,202,065.58	331,607,978.68	0.233425
Class A-1 Notes	0.20000%	323,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.37000%	435,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.50000%	410,000,000.00	98,584,025.20	78,989,938.30	0.192658
Class A-4 Notes	0.75000%	195,790,000.00	195,790,000.00	195,790,000.00	1.000000
Certificates	0.00000%	56,828,040.38	56,828,040.38	56,828,040.38	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	19,594,086.90	41,076.68	47.7904559	0.1001870
Class A-4 Notes	0.00	122,368.75	-	0.6250000
Certificates	0.00	0.00	-	-
Total Securities	19,594,086.90	163,445.43

I. COLLECTIONS

Interest:
Interest Collections		952,652.38
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		952,652.38

Principal:
Principal Collections		19,647,173.84
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		19,647,173.84

Recoveries of Defaulted Receivables		91,928.80
Servicer Advances		28,956.12

Total Collections		20,720,711.14

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	35,114	351,202,065.58
Total Principal Payment		19,594,086.90
	34,053	331,607,978.68

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2015

III. DISTRIBUTIONS

Total Collections	20,720,711.14
Reserve Account Draw	0.00
Total Available for Distribution	20,720,711.14

1. Reimbursement of Advance	21,746.94

2. Servicing Fee:
Servicing Fee Due	294,887.85
Servicing Fee Paid	294,887.85
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	41,076.68

Class A-3 Notes Monthly Interest Paid	41,076.68
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	122,368.75

Class A-4 Notes Monthly Interest Paid	122,368.75
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	163,445.43
Total Note Monthly Interest Paid	163,445.43
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	20,240,630.92

4. Total Monthly Principal Paid on the Notes	19,594,086.90

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	19,594,086.90
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	646,544.02
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	646,544.02

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,551,545.10
Required Reserve Account Amount	3,551,545.10
Beginning Reserve Account Balance	3,551,545.10
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,551,545.10

Required Reserve Account Amount for Next Period	3,551,545.10

VI. POOL STATISTICS

Weighted Average Coupon	3.27%
Weighted Average Remaining Maturity	29.01

Principal Recoveries of Defaulted Receivables	91,928.80
Principal on Defaulted Receivables	181,570.06
Pool Balance at Beginning of Collection Period	353,865,420.77
Net Loss Ratio	0.30%

Net Loss Ratio for Second Preceding Collection Period	0.16%
Net Loss Ratio for Preceding Collection Period	-0.24%
Net Loss Ratio for Current Collection Period	0.30%
Average Net Loss Ratio	0.07%

Cumulative Net Losses for all Periods	5,760,847.39

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,881,780.09	270
61-90 Days Delinquent	625,931.07	64
91-120 Days Delinquent	129,254.01	15
Total Delinquent Receivables:	3,636,965.17	349
61+ Days Delinquencies as Percentage of Receivables	0.23%	0.23%

Delinquency Ratio for Second Preceding Collection Period		0.16%
Delinquency Ratio for Preceding Collection Period		0.21%
Delinquency Ratio for Current Collection Period		0.23%
Average Delinquency Ratio		0.20%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO